SHARE BASED PAYMENTS - Summary of Inclusions of Model Inputs For Options Granted (Detail)	6 Months Ended
Jun. 30, 2022 shares $ / shares
Management Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 1.8280
Exercise price (in USD per share)	$ 1.90
Number of options (in shares) | shares	1,046,956
Dividend yield	0.00%
Volatility	98.90%
Management Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term	5 years 5 months 19 days
Risk-free rate	2.84%
Management Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term	6 years 11 months 19 days
Risk-free rate	2.89%
Employee Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 1.7315
Exercise price (in USD per share)	$ 1.90
Number of options (in shares) | shares	9,574,913
Dividend yield	0.00%
Employee Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term	11 months 23 days
Risk-free rate	2.05%
Volatility	85.40%
Employee Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term	3 years 11 months 23 days
Risk-free rate	2.76%
Volatility	111.60%
Topup Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 1.7335
Exercise price (in USD per share)	$ 1.90
Expected term	11 months 15 days
Number of options (in shares) | shares	258,090
Risk-free rate	2.05%
Dividend yield	0.00%
Volatility	85.40%